Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net income	$ 467.4	$ 281.8	$ 320.7
Foreign currency translation:
Translation (loss) gain	(91.2)	56.4	(53.7)
Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	(4.1)	(3.0)	(62.9)
Reclassifications to net income	93.8	19.3	44.2
Cash flow hedges:
Gains (losses) recognized on cash flow hedges	1.1	(2.2)	0.7
Reclassifications to net income	(1.1)	0.9	2.8
Other comprehensive (loss) income, net of tax	(1.5)	71.4	(68.9)
Total comprehensive income, net of tax	$ 465.9	$ 353.2	$ 251.8